Income Taxes - Net Deferred Tax Liability in Balance Sheet (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Income Tax Disclosure [Abstract]
Current deferred tax liability			$ (10,079)
Noncurrent deferred tax liability	$ (395,822)	$ (455,794)	(420,319)
Net deferred tax liability		$ (455,794)	$ (430,398)